Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit /(loss) before income tax		$ 1,311	$ 21,043	$ (16,491)		$ 20,266
Current statutory income tax rate	35.00%	30.00%	30.00%	30.00%	30.00%	35.00%
Income tax at the statutory income tax rate		$ (393)	$ (6,313)	$ 4,947		$ (7,093)
Items that adjust the income tax (expense) / benefit:
Non-deductible expenses		(3)	(5,824)	(1,782)		(17)
Non-taxable income						(661)
Inflation adjustment (Note 32.1)			0	(31,796)
Effect of the measurement of monetary and non-monetary in their functional currency		(7,163)	(39,187)	15,395		(10,976)
Effect of statutory income tax rate change in deferred income tax (Note 32)			21,491			10,372
Unrecognized tax losses and other assets			(23,176)	(7,285)
Difference in the estimate of previous fiscal year income tax and the income tax statement		(401)		1,146		161
Inflation update unrecognized tax losses				1,675
Effect related to statutory income tax rate change				2,721
Effect of the impairment recovery of property, plant and equipment						1,851
Issuance expenses			5,651
Other				(1,253)	$ (67)
Income tax (expense)		$ (7,960)	$ (47,425)	$ (16,232)		$ (6,361)